Note 41 - Provisions or reversal provisions (Tables)	6 Months Ended
Jun. 30, 2020
Provisions or reversal of provisions Abstract
Provisions or Reversal of Provisions
Provisions or (reversal) of provisions (Millions of Euros)
	Notes	June 2020	June 2019
Pensions and other post employment defined benefit obligations	24	145	127
Commitments and guarantees given		106	7
Pending legal issues and tax litigation		199	75
Other provisions		90	51
Total		541	261